Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Instruments

The classification of financial instruments is presented in the following table. There are no financial instruments classified in categories other than those reported:

	Classification	Level	June 30, 2026	December 31, 2025
Financial liabilities:
Derivative warrants (note 12)	FVTPL	Level 1	7,375	9,475
Exposure premium - debentures	FVTPL	Level 3	2,940	2,940
Deferred consideration on acquisitions (note 5)	Amortized cost		293,796	277,348
Loans and financing	Amortized cost		507	758
Debentures (note 10)	Amortized cost		2,795	10,376
Loans from investors (note 9)	Amortized cost		62,002	52,707

Schedule of Liquidity Risk

	June 30, 2026
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	54,758	-	54,758
Loans and financing	417	90	507
Debentures	2,795	-	2,795
Deferred and contingent consideration	293,796	-	293,796
Loans from investors	25,066	36,936	62,002
Lease liabilities	892	1,042	1,934
Total	377,724	38,068	415,792

	December 31, 2025
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	56,895	-	56,895
Other liabilities	841	-	841
Loans and financing	569	189	758
Debentures	10,376	-	10,376
Deferred and contingent consideration	277,348	-	277,348
Loans from investors	24,310	28,397	52,707
Lease liabilities	1,003	1,154	2,157
Total	371,342	29,740	401,082